Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.99%
Apparel Retail–1.73%
Boot Barn Holdings, Inc.(b)	657,140	$80,394,508
Apparel, Accessories & Luxury Goods–0.87%
Oxford Industries, Inc.	421,972	40,315,205
Application Software–9.62%
Avalara, Inc.(b)	420,697	58,762,957
Cerence, Inc.(b)	462,426	34,765,187
Couchbase, Inc.(b)	307,360	10,158,248
Lightspeed Commerce, Inc. (Canada)(b)	414,386	20,922,349
Manhattan Associates, Inc.(b)	688,252	107,477,432
Paylocity Holding Corp.(b)	189,549	47,830,795
Sprout Social, Inc., Class A(b)	933,646	104,269,585
Workiva, Inc.(b)	446,926	62,332,769
		446,519,322
Asset Management & Custody Banks–2.58%
Cohen & Steers, Inc.	390,001	35,010,390
Hamilton Lane, Inc., Class A	803,036	84,937,118
		119,947,508
Auto Parts & Equipment–2.57%
Dana, Inc.	2,160,194	46,444,171
Fox Factory Holding Corp.(b)	413,386	72,660,857
		119,105,028
Biotechnology–1.93%
CareDx, Inc.(b)	538,672	23,238,310
Halozyme Therapeutics, Inc.(b)	1,076,177	35,384,700
Veracyte, Inc.(b)	748,138	31,032,764
		89,655,774
Building Products–3.79%
Advanced Drainage Systems, Inc.	757,716	93,737,046
Trex Co., Inc.(b)	617,358	81,966,622
		175,703,668
Casinos & Gaming–1.53%
Boyd Gaming Corp.	296,472	17,376,224
Red Rock Resorts, Inc., Class A	1,124,548	53,461,012
		70,837,236
Commodity Chemicals–1.64%
Olin Corp.	1,398,478	76,007,279
Construction & Engineering–1.40%
WillScot Mobile Mini Holdings Corp.(b)	1,710,460	65,151,421
Construction Machinery & Heavy Trucks–1.64%
Federal Signal Corp.	1,221,188	51,815,007
REV Group, Inc.	1,561,535	24,516,099
		76,331,106
Data Processing & Outsourced Services–0.15%
Paymentus Holdings, Inc., Class A(b)	240,058	7,096,114
Shares		Value
Electrical Components & Equipment–0.17%
Stem, Inc.(b)	380,313	$8,070,242
Electronic Components–1.19%
Rogers Corp.(b)	202,394	55,176,652
Electronic Equipment & Instruments–1.01%
Novanta, Inc.(b)	289,552	46,748,170
Environmental & Facilities Services–2.11%
Casella Waste Systems, Inc., Class A(b)	890,892	75,529,824
Clean Harbors, Inc.(b)	222,073	22,527,085
		98,056,909
Footwear–0.14%
Allbirds, Inc., Class A(b)	347,520	6,686,285
Health Care Equipment–8.89%
Axonics, Inc.(b)	797,288	43,380,440
CryoPort, Inc.(b)	697,638	46,351,069
Globus Medical, Inc., Class A(b)	642,342	40,223,456
Inari Medical, Inc.(b)	417,880	34,491,815
Inmode Ltd.(b)	236,033	17,938,508
Masimo Corp.(b)	202,582	56,342,106
Penumbra, Inc.(b)	194,568	47,795,629
Shockwave Medical, Inc.(b)	190,469	34,330,133
Tandem Diabetes Care, Inc.(b)	712,128	91,522,690
		412,375,846
Health Care Facilities–0.72%
Surgery Partners, Inc.(b)	754,438	33,466,870
Health Care Services–0.45%
AMN Healthcare Services, Inc.(b)	182,963	20,859,612
Health Care Supplies–0.50%
Figs, Inc., Class A(b)	691,877	22,997,991
Health Care Technology–4.09%
Certara, Inc.(b)	305,256	8,220,544
Health Catalyst, Inc.(b)	398,248	17,279,981
Inspire Medical Systems, Inc.(b)	376,605	84,084,598
Omnicell, Inc.(b)	224,465	39,730,305
Phreesia, Inc.(b)	704,371	40,628,119
		189,943,547
Hotels, Resorts & Cruise Lines–1.25%
Choice Hotels International, Inc.	403,904	57,980,419
Industrial Machinery–5.80%
Chart Industries, Inc.(b)	420,298	73,363,016
ITT, Inc.	558,488	52,821,795
Kornit Digital Ltd. (Israel)(b)	772,941	119,736,290
SPX Corp.(b)	402,265	23,391,710
		269,312,811
Internet & Direct Marketing Retail–0.70%
Overstock.com, Inc.(b)	281,987	25,170,159
Xometry, Inc., Class A(b)	149,525	7,432,888
		32,603,047

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Internet Services & Infrastructure–1.21%
BigCommerce Holdings, Inc., Series 1(b)	401,068	$18,156,348
DigitalOcean Holdings, Inc.(b)	378,670	38,173,723
		56,330,071
Investment Banking & Brokerage–2.42%
Evercore, Inc., Class A	375,943	52,143,294
LPL Financial Holdings, Inc.	380,509	59,972,024
		112,115,318
IT Consulting & Other Services–1.64%
Globant S.A.(b)	287,768	76,261,398
Leisure Facilities–0.50%
Planet Fitness, Inc., Class A(b)	281,263	22,976,374
Leisure Products–1.40%
YETI Holdings, Inc.(b)	706,225	65,085,696
Life Sciences Tools & Services–4.85%
Medpace Holdings, Inc.(b)	479,852	99,526,103
Quanterix Corp.(b)	274,051	10,953,818
Repligen Corp.(b)	399,519	114,462,194
		224,942,115
Oil & Gas Exploration & Production–0.82%
Matador Resources Co.	965,658	37,921,390
Packaged Foods & Meats–1.25%
Freshpet, Inc.(b)	535,950	57,893,319
Paper Packaging–0.91%
Ranpak Holdings Corp.(b)	1,060,728	42,036,651
Property & Casualty Insurance–0.83%
Kinsale Capital Group, Inc.	185,625	38,610,000
Regional Banks–1.88%
Pinnacle Financial Partners, Inc.	628,056	59,922,823
Silvergate Capital Corp., Class A(b)	132,591	27,112,208
		87,035,031
Restaurants–2.48%
Dutch Bros, Inc., Class A(b)	180,793	9,553,102
Papa John’s International, Inc.	393,577	47,984,908
Portillo’s, Inc., Class A(b)	354,510	14,446,282
Wingstop, Inc.	267,541	42,967,085
		114,951,377
Shares		Value
Semiconductor Equipment–1.10%
Nova Ltd. (Israel)(b)	398,945	$51,284,380
Semiconductors–8.29%
Ambarella, Inc.(b)	490,705	88,091,362
Lattice Semiconductor Corp.(b)	1,754,630	133,229,056
MACOM Technology Solutions Holdings, Inc.(b)	905,317	65,101,345
Power Integrations, Inc.	342,467	34,256,974
SiTime Corp.(b)	214,297	63,963,369
		384,642,106
Specialized REITs–0.98%
National Storage Affiliates Trust	741,910	45,538,436
Specialty Chemicals–1.14%
Element Solutions, Inc.	2,306,987	52,760,793
Systems Software–2.95%
CyberArk Software Ltd.(b)	370,018	63,957,611
Varonis Systems, Inc.(b)	1,412,385	73,175,667
		137,133,278
Trading Companies & Distributors–4.82%
Herc Holdings, Inc.	629,559	107,308,332
SiteOne Landscape Supply, Inc.(b)	365,932	87,955,415
Textainer Group Holdings Ltd. (China)(b)	872,181	28,494,153
		223,757,900
Trucking–2.05%
Saia, Inc.(b)	287,064	95,069,856
Total Common Stocks & Other Equity Interests (Cost $2,924,939,775)		4,547,688,059
Money Market Funds–1.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	17,166,152	17,166,152
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	10,382,485	10,385,599
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	19,618,459	19,618,459
Total Money Market Funds (Cost $47,169,965)		47,170,210
TOTAL INVESTMENTS IN SECURITIES–99.01% (Cost $2,972,109,740)		4,594,858,269
OTHER ASSETS LESS LIABILITIES—0.99%		45,902,405
NET ASSETS–100.00%		$4,640,760,674
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,008,519	$174,950,654	$(187,793,021)	$-	$-	$17,166,152	$1,796
Invesco Liquid Assets Portfolio, Institutional Class	21,249,288	123,278,978	(134,137,873)	245	(5,039)	10,385,599	478
Invesco Treasury Portfolio, Institutional Class	34,295,451	199,943,604	(214,620,596)	-	-	19,618,459	809
Total	$85,553,258	$498,173,236	$(536,551,490)	$245	$(5,039)	$47,170,210	$3,083

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Discovery Fund